INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE/(CREDIT)
Schedule of information about income tax expense/(credit)

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	217	33	29
Reversal of income tax refundable	—	—	27
	—	—	—
Deferred tax expense	—	—	—
	217	33	56

Schedule of reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Loss before taxation	(89,841)	(193,062)	(9,445)
Tax calculated at a tax rate of 25%	(22,460)	(48,266)	(2,361)
Tax effect on non-deductible expenses	—	—	—
Tax effect on different tax rates of group entities operating in other jurisdictions	5,163	1,607	842
Inventory provision (reversal) that are not tax deductible (taxable)	(24,809)	(575)	(14,192)
Bad debts expense that are not tax deductible	30,417	37,567	17,165
Depreciation and amortization adjustments that are not tax deductible	(11,337)	(14,757)	(18,050)
Other	—	—	29
Lease charge under IFRS 16	(193)	282	—
Net operating losses not recognized to deferred tax assets	23,436	24,175	16,623
Tax per financial statements	217	33	56